Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2013
Long-term Investments and Receivables, Net [Abstract]
Long-Term Bank Deposits And Other Receivables
LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES

	December 31,
	2013	2012
Restricted deposits with banks (1)	$1,152	$854
Cross-currency interest rate swap	42,107	11,555
Deposits with banks and other long-term receivables (2)	9,724	6,860
	$52,983	$19,269

(1)	Restricted deposits in respect of an issued bank guarantee.

(2)	Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A in the amount of $6,927 and $6,093 as of December 31, 2013 and 2012, respectively (See Note 17).